Deposits	12 Months Ended
Dec. 31, 2011
Deposits [Abstract]
Deposits

NOTE 8 – DEPOSITS

Time deposits of $100 thousand or more were $40,869 and $44,963 at year-end 2011 and 2010.

Scheduled maturities of time deposits for the next five years were as follows:

2012	$67,383
2013	20,649
2014	26,383
2015	10,373
2016	1,421
Thereafter	8,066

$134,275